Goodwill and Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross Carrying Amount	$ 386,817		$ 389,337		$ 386,602
Intangible assets with finite lives, Accumulated Amortization	(16,199)		(15,676)		(13,021)
Intangible assets with finite lives, Net Carrying Amount	370,618		373,661		373,581
Customer Lists and Relationships [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross Carrying Amount	37,719		37,644		36,593
Intangible assets with finite lives, Accumulated Amortization	(15,237)		(14,714)		(12,061)
Intangible assets with finite lives, Net Carrying Amount	22,482		22,930		24,532
Trademarks [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives, Gross Carrying Amount	348,130	[1]	350,725	[2]	349,041	[2]
Intangible assets with indefinite lives, Accumulated Amortization				[2]		[2]
Intangible assets with indefinite lives, Net Carrying Amount	348,130	[1]	350,725	[2]	349,041	[2]
Intangible assets with finite lives, Gross Carrying Amount	968		968		968
Intangible assets with finite lives, Accumulated Amortization	(962)		(962)		(960)
Intangible assets with finite lives, Net Carrying Amount	$ 6		$ 6		$ 8

[1]	The decrease in the carrying amount of intangible assets between December 31, 2012 and March 31, 2013 is the result of foreign currency translation adjustments.
[2]	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.